BARON

FUNDS®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

Supplement dated November 14, 2013 to Prospectus dated April 26, 2013

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES AND RISKS OF INVESTING

Effective January 13, 2014, in connection with the principal investment strategies of Baron International Growth Fund and Baron Emerging Markets Fund, the Prospectus of the Baron Funds® (the “Funds”) is modified as follows:

On page 18 of the Prospectus, the fourth and fifth sentences of the first paragraph under “Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following: “For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes. The Fund may purchase securities of companies of any size.”

On page 33 of the Prospectus, the second and third sentences of the first paragraph under “Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following: “A developing country is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM Index. The Fund may invest up to 20% of its net assets in developed countries and in frontier countries as defined by the MSCI Frontier Markets (FM) Index.”

Effective January 13, 2014, in connection with the principal risks of Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund, the Prospectus of the Funds is modified as follows:

On page 19 of the Prospectus, the paragraph following “Developing Countries” under “Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following: “The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.”

On page 34 of the Prospectus, the paragraph following “Developing Countries” under “Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following: “The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM Index. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.”

On page 47 of the Prospectus, the paragraph following “Developing Countries” under “Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following: “The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.”

Effective January 13, 2014, in connection with additional investment strategies, the Prospectus of the Funds is modified as follows:

On page 50 of the Prospectus, the third sentence of the third paragraph under “Additional Investment Strategies” is deleted in its entirety and replaced with the following: “These securities may have exposure to developed countries and developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes.”

On page 51 of the Prospectus, the fifth paragraph under “Additional Investment Strategies” is deleted in its entirety and replaced with the following: “Baron Emerging Markets Fund may invest up to 20% of its net assets in developed countries, frontier countries as defined by the MSCI Frontier Markets (FM) Index and in the securities of non-U.S. issuers in developed and frontier countries in U.S. denominated form known as American Depository Receipts.”

Effective January 13, 2014, in connection with additional investment risks, the Prospectus of the Funds is modified as follows:

On page 55 of the Prospectus, the paragraph “Developing Countries and Frontier Countries” under “Additional Investment Risks” is deleted in its entirety and replaced with the following: “Developing Countries. The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes. The definition of developing countries for Baron Emerging Markets Fund excludes countries in the FM Index. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.”

This information supplements the Prospectus dated April 26, 2013. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.